Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
Diluted loss per share	$ 4,671,713	$ 3,656,318
Intangible assets useful life	3 years
Offering cost (in Dollars)	$ 517,360		$ 517,360